Disclosure of earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net income (loss) for the year	$ (5,015,911)	$ (2,465,592)	$ (2,510,826)
Basic weighted average number of common shares outstanding	46,848,053	46,215,861	45,779,903
Effect of dilutive securities Options	0	0	0
Effect of dilutive securities Warrants	0	0	0
Diluted weighted average number of common shares outstanding	46,848,053	46,215,861	45,779,903
Basic earnings (loss) per share	$ (0.11)	$ (0.05)	$ (0.05)
Diluted earnings (loss) per share	$ (0.11)	$ (0.05)	$ (0.05)